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Supplement to Statement of Additional Information dated April 13, 2022

December 12, 2022
Effective January 2, 2023 (the “Effective Date”), Harbor Dividend Growth Leaders ETF (the “Fund”) will be changing its primary listing exchange from NYSE Arca, Inc. to the NYSE. As of the Effective Date, all references to “NYSE Arca., Inc.” applicable to the Fund in this Statement of Additional Information are hereby deleted and replaced in their entirety with “NYSE”.
Investors Should Retain This Supplement For Future Reference
S1222.SAI.ETF.GDIV